UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	09/30/04

SSL-DOCS2 70180139v2

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Basic California Municipal Money Market Fund
Statement of Investments
September 30, 2004 (Unaudited)

	Principal
Tax Exempt Investments-104.9%	Amount ($)		Value ($)

	--------------		-----------
Alameda County Industrial Development Authority
Industrial Revenue, VRDN (United Manufacturing Project)
1.75% (LOC; Wells Fargo)	1,000,000	a	1,000,000
Bay Area Governments Association, Transit Revenue
3.50%, 6/15/2005 (Insured; AMBAC)	420,000		425,685
CSUCI Financing Authority, College and University Revenue
1.60%, 8/1/2005 (LOC; Citibank N.A.)	900,000		900,000
State of California, GO Notes:
RAN 3%, 6/30/2005	1,200,000		1,210,968
VRDN 1.70% (LOC: Bank of America, Landesbank
Hessen-Thueringen Girozentrale and Scotia Bank)	400,000	a	400,000
California Economic Recovery, Sales Tax Revenue, VRDN:
1.72% (LOC; BNP Paribas)	2,200,000	a	2,200,000
1.77% (LOC; Lloyds TSB Bank PLC)	200,000	a	200,000
California Health Facilities Financing Authority
Health Care Facilities Revenue, VRDN
(Scripps Memorial Hospital) 1.60%
(Insured; MBIA and Liquidity Facility; Northern
Trust Company)	700,000 a		700,000
California Infrastructure and Economic Development Bank
Revenue, CP (Salvation Army West) 1.02%, 11/17/2004
(LOC; Bank of America)	700,000		700,000
California Pollution Control Financing Authority, PCR
Refunding (Pacific Gas and Electric Corp.)
1.68%, 10/1/2004 (LOC; Bank One)	1,600,000		1,600,000
California State Department of Water Resources:
Power Supply Revenue, VRDN:
1.70% (LOC; Bayerische Landesbank)	1,700,000	a	1,700,000
1.73% (LOC; Bayerische Landesbank and WestLB AG)	1,400,000	a	1,400,000
Water Revenue (Central Valley Project)
5.80%, 12/1/2004	1,500,000		1,511,381
California State University, College and University Revenue
CP 1.12%, 10/15/2004 (LOC: Bayerische Landesbank,
JPMorgan Chase Bank and State Street Bank and
Trust Co.)	4,000,000		4,000,000
California Statewide Communities Development Authority
VRDN:
PCR, Refunding (Chevron USA Inc. Project) 1.71%	230,000	a	230,000
Private Schools Revenue (St. Mary and All Angels
School) 1.73% (LOC; Allied Irish Bank)	1,300,000	a	1,300,000
Revenue (Motion Picture and TV Fund)
1.63% (LOC; BNP Paribas)	1,075,000	a	1,075,000
Charter Mac Low Floater Certificates Trust I, VRDN
1.79% (Insured; MBIA and LOC: Bayerische Landesbank,
Dexia Credit Locale and Toronto Dominion Bank)	4,000,000	a	4,000,000
City of Concord, MFMR, VRDN (Arcadian)
1.72% (Insured; FNMA)	1,150,000	a	1,150,000
City of Fremont, GO Notes, TRAN 3%, 10/6/2005	1,600,000		1,622,144
Grant Joint Union High School District, COP, VRDN
Bridge Funding Program 1.50% (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	900,000	a	900,000
City of Irvine, Revenue, VRDN:
1.73% (LOC; KBC Bank)	3,000,000	a	3,000,000
1.73% (LOC; State Street Bank and Trust Co.)	400,000	a	400,000
Irvine Ranch Water District, VRDN:
GO Notes:
1.73% (LOC; Bank of America)	1,175,000	a	1,175,000
1.73% (LOC; Landesbank Hessen-Thueringen)	800,000	a	800,000
Revenue 1.73% (LOC; Landesbank Hessen-
Thueringen)	200,000	a	200,000

Irvine Unified School District, Special Tax Revenue, VRDN
1.73% (LOC: Bank of New York and California State
Teachers Retirement)	1,000,000	a	1,000,000
Los Angeles Community Redevelopment Agency, MFHR
VRDN (Rental Academy Village Apartments)
1.75% (Insured; FNMA and Liquidity Facility; FNMA)	2,500,000	a	2,500,000
Los Angeles Department of Airports, Airport Revenue
1.15%, 11/15/2004 (LOC: Bayerische Landesbank and
JPMorgan Chase Bank)	750,000		750,000
Los Angeles Municipal Improvement Corporation, LR, CP
1.20%, 11/8/2004 (LOC; Bank of America)	2,500,000		2,500,000
Los Angeles Unified School District:
COP, VRDN (Belmont Learning Complex)
1.63% (LOC; The Bank of New York)	200,000	a	200,000
GO Notes, TRAN 3%, 9/1/2005	500,000		506,824
Metropolitan Water District of Southern California:
GO Notes, Refunding 3%, 3/1/2005	1,925,000		1,938,908
Water Works Revenue, VRDN:
1.69% (Liquidity Facility; Landesbank
Hessen-Thueringen)	1,400,000	a	1,400,000
1.90% (Liquidity Facility; Bayerische
Hypo-und Vereinsbank)	800,000	a	800,000
Northern California Transmission Authority, Revenue, CP
(California Oregon Transmission Project)
1.12%, 11/9/2004 (LOC; WestLB AG)	2,250,000		2,250,000
City of Oakland, COP, VRDN (Capital Equipment Project)
1.68% (LOC; Landesbank Hessen-Thueringen)	2,800,000	a	2,800,000
Orange County, Apartment Development Revenue
Refunding, VRDN (Aliso Creek Project)
1.67% (LOC; FHLMC)	2,800,000	a	2,800,000
Orange County Improvement Board Act 1915, Revenue
VRDN 1.73% (LOC; Key Bank)	2,300,000	a	2,300,000
Riverside County Housing Authority, MFMR
Refunding, VRDN (Mountain View Apartments)
1.51% (LOC: FHLB and Redlands Federal
Savings and Loans)	675,000	a	675,000
San Diego Housing Authority, MFHR, Refunding, VRDN
(Paseo) 1.70% (LOC; FHLMC)	2,900,000	a	2,900,000
San Francisco City and County Finance Corporation
LR, VRDN (Moscone Center Expansion Project)
1.69% (Insured; AMBAC and Liquidity Facility: JPMorgan
Chase Bank and State Street Bank and Trust Co.)	4,200,000	a	4,200,000
City of Stockton, MFHR, VRDN
(Mariners Pointe Association)
1.68% (LOC; Credit Suisse)	2,400,000	a	2,400,000
Tahoe Forest Hospital District, Health Care Facilities
Revenue, VRDN 1.70% (LOC; U.S. Bank NA)	400,000	a	400,000
Tulare Local Health Care District, Health Care Facilities
Revenue, VRDN 1.70% (LOC; U.S. Bank NA)	1,200,000	a	1,200,000
City of Union City, MFHR, Refunding, VRDN
(Mission Sierra) 1.68% (Insured; FNMA)	1,200,000	a	1,200,000
Western Riverside County Regional Wastewater Authority
Sewer Revenue, VRDN (Regional Wastewater Treatment)
1.73% (LOC; Dexia Credit Locale)	400,000	a	400,000

Total Investments (cost $68,920,910)	104.9%		68,920,910

Liabilities, Less Cash and Receivables	(4.9%)		(3,217,060)

Net Assets	100.0%		65,703,850

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation		LR	Lease Revenue
COP	Certificate of Participation		MBIA	Municipal Bond Investors Assurance
CP	Commercial Paper			Insurance Corporation
FHLB	Federal Home Loan Bank		MFHR	Multi-Family Housing Revenue
FHLMC	Federal Home Loan Mortgage Corporation		MFMR	Multi-Family Mortgage Revenue
FNMA	Federal National Mortgage Association		PCR	Pollution Control Revenue
FSA	Financial Security Assurance		RAN	Revenue Anticipation Notes
GO	General Obligation		VRDN	Variable Rate Demand Notes
LOC	Letter of Credit		TRAN	Tax and Revenue Anticipation Notes

Summary of Combined Ratings

Fitch	or	Moody's	or	Standard & Poor's	Value (%)
------		-------		-------------	-------------
F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	94.4
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	5.6

100.0

Notes to statement of Investments.

a Securities payable on demand. Variable interest rate-subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Basic New York Municipal Money Market Fund
Statement of Investments
September 30, 2004 (Unaudited)

	Principal

Tax Exempt Investments--103.0%	Amount ($)		Value ($)
	------------------		------------------

Central Islip Union Free School District, GO Notes, TAN
3%, 6/28/2005	4,000,000		4,039,590
Erie County, GO Notes, RAN
3%, 7/13/2005	3,600,000		3,640,110
Frontier Central School District of Hamburg
GO Notes, BAN 2.75%, 6/16/2005	4,500,000		4,532,821
Great Neck North Water Authority, Water System Revenue
VRDN 1.70% (Insured; FGIC and Liquidity Facility;
State Street Bank & Trust Co.)	7,100,000	a	7,100,000
Jay Street Development Corporation
LR, VRDN (Jay Street Project):
1.62% (LOC; Landesbank Hessen-Thuringen
Girozentrale)	1,100,000	a	1,100,000
1.72% (LOC; JPMorgan Chase Bank)	8,000,000	a	8,000,000
Long Island Power Authority, Electric System Revenue:
CP 1%, 10/5/2004 (LOC; JPMorgan Chase Bank)	15,000,000		15,000,000
VRDN 1.77% (LOC; WestLB AG)	5,500,000	a	5,500,000
Metropolitan Transportation Authority, Revenue:
CP, BAN 1.12%, 10/6/2004 (LOC; ABN-AMRO)	10,000,000		10,000,000
VRDN 1.69% (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	4,180,000	a	4,180,000
Monroe County Airport Authority, Airport Revenue
VRDN 1.74% (Insured; MBIA and Liquidity Facility;
Merrill Lynch)	4,900,000	a	4,900,000
Monroe County Industrial Development Agency
Civic Facility Revenue, VRDN
(St. Ann's Home for the Aged Project)
1.65% (LOC; HSBC Bank USA)	11,400,000	a	11,400,000
New York City, GO Notes, VRDN:
1.68%, Series A-5 (LOC; HSBC Bank USA)	10,000,000	a	10,000,000
1.69%, Series B-8 (LOC; Bayerische Landesbank)	5,505,000	a	5,505,000
1.69%, Series F-5 (LOC; Bayerische Landesbank)	5,385,000	a	5,385,000
1.72%, Series E-4 (LOC; State Street Bank & Trust Co.)	8,425,000	a	8,425,000
1.77%, Series H-1 (LOC; Bank of New York)	1,200,000	a	1,200,000
New York City Housing Development Corporation, VRDN:
Mortgage Revenue
(Residential East 17th Street) 1.72% (LOC: Commerce
Bank and Rabobank Nederland)	14,100,000	a	14,100,000
Multi-Family Rental Housing Revenue:
(Monterey) 1.72% (Insured; FNMA)	10,000,000	a	10,000,000
(West 89th Street Development)
1.75% (LOC; FNMA)	14,000,000	a	14,000,000
New York City Municipal Water Finance Authority
Water and Sewer System Revenue:
CP 1.16%, 10/28/2004	7,000,000		7,000,000
VRDN 1.66% (Liquidity Facility; Bayerische
Landesbank)	3,000,000	a	3,000,000
New York City Transitional Finance Authority, Revenue
VRDN 1.80% (Liquidity Facility; Bank of New York)	2,700,000	a	2,700,000

New York State, GO Notes:
1.05%, 10/7/2004 (LOC; Dexia Credit Locale)	11,400,000		11,400,000
1.58%, 8/4/2005 (LOC; Dexia Credit Locale)	6,600,000		6,600,000
1.75%, 8/4/2005 (LOC; Westdeutsche Landesbank)	5,700,000		5,700,000
New York State Dormitory Authority, Revenue
VRDN:
(Cornell University)
1.68% (Liquidity Facility; JPMorgan Chase Bank)	8,780,000	a	8,780,000
(New York Foundling Charitable Corp.)
1.65% (LOC; Allied Irish Bank)	14,215,000	a	14,215,000
New York State Energy Research and Development
Authority, PCR (New York State Electric and Gas)
1.08%, 3/15/2005 (LOC; JPMorgan Chase Bank)	3,000,000		3,000,000
New York State Housing Finance Agency, Revenue
VRDN:
(Historic Front Street)
1.72% (LOC; Bank of New York)	5,000,000	a	5,000,000
(Normandie Court I Project)
1.69% (LOC; Landesbank Hessen-Thuringen
Girozentrale)	10,850,000	a	10,850,000
New York State Local Government Assistance
Corporation, VRDN:
Revenue
1.66% (LOC; Societe Generale)	16,600,000	a	16,600,000
Sales Tax Revenue
1.68% (LOC: Bayerische Landesbank and
WestLB AG)	16,115,000	a	16,115,000
Oneida Indian Nation, Revenue, VRDN
1.65% (LOC; Bank of America)	14,400,000	a	14,400,000
Orange County Industrial Development Agency
Civic Facility Revenue, VRDN
(Horton Medical Center Project)
1.69% (Insured; FSA and Liquidity Facility;
Bank of America)	9,800,000	a	9,800,000
Rensselaer County Industrial Development Agency
Civic Facility Revenue, VRDN
(Polytech Institute Project) 1.70%	3,400,000	a	3,400,000
Troy Industrial Development Authority
Civic Facility Revenue, VRDN
(Rensselaer Polytech Institute) 1.70%	6,750,000	a	6,750,000

Total Investments (cost $293,317,521)	103.0%		293,317,521

Liabilities, Less Cash and Receivables	(.3)%		(8,621,559)

Net Assets	100.0%		284,695,962

Summary of Abbreviations

BAN	Bond Anticipation Notes	LR		Lease Revenue
CP	Commercial Paper	MBIA		Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Company			Insurance Corporation
FNMA	Federal National Mortgage Association	PCR		Pollution Control Revenue
FSA	Financial Security Assurance	RAN		Revenue Anticipation Notes
GO	General Obligation	TAN		Tax Anticipation Notes
LOC	Letter of Credit	VRDN		Variable Rate Demand Notes

Summary of Combined Ratings

Fitch	or Moody's		or	Standard & Poor's	Value %
-----------	------------------------			---------------------------	------------------
F1, F1+	VMIG1, MIG1, P1			SP1+, SP1, A1+, A1	97.5
AAA, AA, A	Aaa, Aa, A b			AAA, AA, A b	0.9
Not Rated c	Not Rated c			Not Rated c	1.6

100.0

a Securities payable on demand. Variable interest rate - subject to periodic change.
b Notes which are not F, MIG, or SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Basic Massachusetts Municipal Money Market Fund
Statement of Investments
September 30, 2004 (Unaudited)
	Principal
	Amount ($)		Value ($)
	-------------------------		-----------------------------
Tax Exempt Investments--102.8%

Canton Housing Authority, MFHR, Refunding, VRDN
(Canton Arboretum Apartments)
1.72% (Insured; FNMA)	3,895,000	a	3,895,000
Dedham, GO Notes, BAN 2.50%, 6/1/2005	1,300,000		1,307,651
Duxbury, GO Notes, BAN 2%, 1/14/2005	4,000,000		4,009,862
State of Massachusetts, GO Notes:
Refunding 5.25%, 1/1/2005	625,000		631,153
Refunding, VRDN
1.73% (Liquidity Facility; Landesbank Hessen
Thuringen Girozentrale)	4,800,000	a	4,800,000
Massachusetts Bay Transportation Authority
General Transportation Systems, GO Notes, VRDN
1.70% (Liquidity Facility; WestLB AG)	6,000,000	a	6,000,000
Massachusetts Development Finance Agency:
EDR, CP 1.30%, 12/2/2004 (LOC; Wachovia Bank)	1,600,000		1,600,000
VRDN:
College and University Revenue, Refunding
(Smith College) 1.69%	5,900,000	a	5,900,000
Health Care Facilities Revenue
(Masonic Nursing Home Inc.)
1.64% (LOC; Royal Bank of Scotland)	2,500,000	a	2,500,000
Private Schools Revenue:
(Dexter School Project)
1.72% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	1,000,000	a	1,000,000
(Meadowbrook School)
1.69% (LOC; Allied Irish Banks)	1,500,000	a	1,500,000
(Worcester Academy)
1.75% (LOC; Allied Irish Banks)	3,000,000	a	3,000,000
SWDR (Newark Group Project)
1.75% (LOC; JPMorgan Chase Bank)	1,000,000	a	1,000,000
Massachusetts Health and Educational Facilities Authority:
College and University Revenue:
(Williams College) 1.05%, 4/1/2005	5,000,000		5,000,000
VRDN:
College and University Revenue:
(Amherst College) 1.59%	6,000,000	a	6,000,000
(Berklee College of Music) 1.59% (Insured; MBIA
and Liquidity Facility; Credit Suisse)	100,000	a	100,000
(Boston University) 1.61%
(LOC; State Street Bank and Trust Co.)	3,700,000	a	3,700,000
(Emmanuel College) 1.69% (LOC; Allied Irish Banks)	6,400,000	a	6,400,000
(Harvard University):
1.67%, Series BB	1,500,000	a	1,500,000
1.67%, Series R	4,500,000	a	4,500,000
(Massachusetts Institute of Technology) 1.65%	5,200,000	a	5,200,000
(Simmons College) 1.70% (Insured; AMBAC and
Liquidity Facility; Bank of America)	2,600,000	a	2,600,000
(University of Massachusetts) 1.66%
(LOC; Dexia Credit Locale)	3,200,000	a	3,200,000
Health Care Facilities Revenue:
(Hallmark Health Systems)
1.66% (Insured; FSA and Liquidity Facility;
Bank of America)	2,800,000	a	2,800,000
(Newton Wellesley Hospital)
1.59% (Insured; MBIA and Liquidity Facility; Helaba)	100,000	a	100,000
(Partners Healthcare Systems):
1.68% (Insured; FSA and Liquidity Facility:
Bayerische Landesbank and JPMorgan
Chase Bank)	1,800,000	a	1,800,000

1.69% (Insured; FSA and Liquidity Facility:
Bayerische Landesbank and JPMorgan
Chase Bank)	5,000,000	a	5,000,000
(Wellesley College) 1.62%	5,075,000	a	5,075,000
Refunding (Fairview Extended Credit Services)
1.70% (LOC; Bank of America)	2,000,000	a	2,000,000
Revenue:
Capital Asset Program 1.72%
(LOC; Bank of America)	3,600,000	a	3,600,000
(Essex Museum) 1.61% (LOC; Royal Bank of
Scotland)	10,150,000	a	10,150,000
Massachusetts Housing Finance Agency, Housing Revenue
VRDN 1.70% (Insured; FSA and Liquidity Facility; Dexia
Credit Locale)	1,200,000	a	1,200,000
Massachusetts Industrial Finance Agency, VRDN:
College and University Revenue
(Milton Academy) 1.70% (Insured; MBIA
and Liquidity Facility; Bank of America)	1,600,000	a	1,600,000
Health Care Facilities Revenue (Orchard Cove Inc.)
1.64% (LOC; Bank of America)	2,200,000	a	2,200,000
Massachusetts Water Resource Authority, Water Revenue:
VRDN (Multi-Modal):
1.67% (LOC; Landesbank Hessen Thuringen
Girozentrale)	3,300,000	a	3,300,000
Refunding:
1.69% (Insured; FGIC and Liquidity
Facility; Dexia Credit Locale)	5,550,000	a	5,550,000
1.69% (Insured; FGIC and Liquidity Facility;
FGIC)	4,200,000	a	4,200,000
North Andover, GO Notes, BAN 3%, 7/6/2005	1,000,000		1,009,730
Peabody, GO Notes, BAN 2.50%, 2/11/2005	1,000,000		1,003,590
Salem, GO Notes, BAN 1.50%, 1/13/2005	4,100,000		4,104,838
Westborough, GO Notes, BAN 2% 11/19/2004	1,738,000		1,740,192

Total Investments (cost $131,777,016)	102.8%		131,777,016

Liabilities, Less Cash and Receivables	(2.8%)		(3,554,495)

Net Assets	100.0%		128,222,521

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	LOC	Letter of Credit
CP	Commercial Paper	MBIA	Municipal Bond Investors Assurance
EDR	Economic Development Revenue		Insurance Corporation
FGIC	Financial Guaranty Insurance Company	MFHR	Multi-Family Housing Revenue
FNMA	Federal National Mortgage Association	SWDR	Solid Waste Disposal Revenue
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes
GO	General Obligation

Summary of Combined Ratings

Fitch	or	Moody's	or	Standard & Poor's	Value (%)
---		-------		--------------------	-------------
F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	95.3
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	3.7
Not Rated c		Not Rated c		Not Rated c	1.0

					100.0

Notes to Statement of Investments:

a	Securities payable on demand. Variable interest rate-subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)